Cost of sales	9 Months Ended
Sep. 30, 2025
Cost of sales
Cost of sales

19. Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales for the three-month and nine-month periods ended September 30, 2025 and 2024:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024 Revised (1)	2025	2024 Revised (1)

Salaries and employee benefits	$7,795	$8,226	$22,261	$24,047
Raw materials and consumables	3,600	8,603	16,726	25,793
Utilities	985	1,090	3,126	3,367
Transportation costs	373	1,308	1,945	4,258
Other costs	2,682	1,509	7,224	4,692
Costs before intended use	6,759	454	12,995	871
Changes in inventories	(3,511)	(978)	(2,900)	(1,034)
Inventory write-downs (Note 6)	1,455	53	3,379	871
	$20,138	$20,265	$64,756	$62,865

(1)  Certain transportation costs were reclassified from treatment and selling costs in revenue to cost of sales in fiscal 2024.